Capital management (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Capital management
Equity	€ 24,722	€ 32,487	€ 19,641	€ 33,518
Share of total equity and liabilities	44.9	48.2
Current financial liabilities	€ 1,161	€ 14,882
Non-current financial liabilities	18,743	12,938
Total financial liabilities	€ 19,904	€ 27,820
Share of total equity and liabilities	36.1	41.2
Total equity and liabilities	€ 55,120	€ 67,459